UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

*	The MFS Municipal Bond Fund was reorganized into the MFS Municipal Income Fund, a series of the MFS Municipal Series Trust, as of June 22, 2007.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Government Money Market Fund

11/30/07
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Government Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07

Issuer	Shares/Par	Value ($)
U.S. Government Agencies – 82.8% (y)
Fannie Mae, 4.77%, due 12/05/07	$1,000,000	$999,470
Fannie Mae, 4.55%, due 12/13/07	910,000	908,620
Fannie Mae, 4.78%, due 12/17/07	1,000,000	997,876
Fannie Mae, 4.565%, due 12/26/07	1,052,000	1,048,664
Fannie Mae, 4.9%, due 12/28/07	1,000,000	996,325
Fannie Mae, 4.29%, due 2/06/08	1,000,000	992,016
Fannie Mae, 4.275%, due 2/13/08	1,000,000	991,213
Farmer Mac, 4.33%, due 2/04/08	1,000,000	992,182
Federal Home Loan Bank, 3.75%, due 12/03/07	2,231,000	2,230,535
Federal Home Loan Bank, 4.66%, due 12/12/07	1,000,000	998,576
Federal Home Loan Bank, 4.4%, due 12/17/07	1,000,000	998,043
Federal Home Loan Bank, 4.65%, due 12/21/07	1,000,000	997,417
Federal Home Loan Bank, 4.98%, due 12/27/07	1,000,000	996,403
Federal Home Loan Bank, 4.71%, due 1/17/08	1,000,000	993,851
Federal Home Loan Bank, 4.35%, due 1/18/08	700,000	695,940
Federal Home Loan Bank, 4.34%, due 1/30/08	1,000,000	992,767
Federal Home Loan Bank, 4.34%, due 2/06/08	1,000,000	991,923
Federal Home Loan Bank, 4.34%, due 2/15/08	1,000,000	990,838
Federal Home Loan Bank, 4.32%, due 2/25/08	1,000,000	989,680
Federal Home Loan Bank, 4.23%, due 3/26/08	1,000,000	986,370
Federal Home Loan Bank, 4.14%, due 5/16/08	1,000,000	980,795
Freddie Mac, 4.67%, due 12/03/07	1,000,000	999,741
Freddie Mac, 5.02%, due 12/03/07	169,000	168,953
Freddie Mac, 4.7%, due 12/10/07	1,000,000	998,825
Freddie Mac, 4.75%, due 12/10/07	1,000,000	998,813
Freddie Mac, 4.58%, due 12/24/07	600,000	598,244

Total U.S. Government Agencies, at Amortized Cost and Value		$25,534,080
Repurchase Agreements – 16.4%
Merrill Lynch, 4.62%, dated 11/30/07, due 12/03/07, total to be received $ 5,058,946
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account), at Cost	$5,057,000	$5,057,000

Total Investments, at Amortized Cost and Value		$30,591,080
Other Assets, Less Liabilities – 0.8%		237,621

Net Assets – 100.0%		$30,828,701

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $30,591,080.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS® Mid Cap Growth Fund

11/30/07
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07

Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Alcoholic Beverages – 0.5%
Molson Coors Brewing Co.	118,600	$6,385,424
Apparel Manufacturers – 2.1%
Coach, Inc. (a)	368,610	$13,690,175
Phillips-Van Heusen Corp.	292,282	12,398,602

		$26,088,777
Automotive – 1.9%
Autoliv, Inc.	133,810	$7,814,504
BorgWarner Transmission Systems, Inc.	37,100	3,584,231
Goodyear Tire & Rubber Co. (a)	416,000	11,960,000

		$23,358,735
Biotechnology – 2.3%
Genzyme Corp. (a)	187,830	$14,074,102
Invitrogen Corp. (a)	48,610	4,715,656
Millipore Corp. (a)	126,190	10,332,437

		$29,122,195
Brokerage & Asset Managers – 1.9%
Affiliated Managers Group, Inc. (a)(l)	81,402	$10,114,199
CME Group, Inc.	1,360	895,696
Legg Mason, Inc.	105,480	8,049,179
TD AMERITRADE Holding Corp. (a)	268,650	5,021,069

		$24,080,143
Business Services – 2.3%
Amdocs Ltd. (a)	477,520	$15,801,137
Cognizant Technology Solutions Corp., “A” (a)	117,900	3,666,690
Corporate Executive Board Co. (l)	99,983	6,707,859
Equinix, Inc. (a)	30,740	3,200,341

		$29,376,027
Cable TV – 0.9%
EchoStar Communications Corp., “A” (a)	274,610	$11,835,691
Chemicals – 1.0%
PPG Industries, Inc.	190,130	$13,050,523
Computer Software – 6.8%
McAfee, Inc. (a)	793,330	$30,900,204
Salesforce.com, Inc. (a)	100,780	5,717,249
Synopsys, Inc. (a)	765,950	18,850,030
VeriSign, Inc. (a)	757,050	30,963,345

		$86,430,828
Computer Software - Systems – 0.5%
Network Appliance, Inc. (a)	235,010	$5,807,097
Construction – 0.9%
Sherwin-Williams Co.	181,640	$11,412,441
Consumer Goods & Services – 6.0%
Apollo Group, Inc., “A” (a)	530,770	$40,614,520
Avon Products, Inc.	140,770	5,778,609
Estee Lauder Cos., Inc., “A”	228,998	10,277,430
ITT Educational Services, Inc. (a)	99,770	11,287,978
Priceline.com, Inc. (a)(l)	67,190	7,646,222

		$75,604,759

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.2%
Rockwell Automation, Inc.	418,100	$28,384,809
W.W. Grainger, Inc.	59,340	5,239,722
WESCO International, Inc. (a)	179,800	7,278,304

		$40,902,835
Electronics – 7.5%
Amkor Technology, Inc. (a)	575,310	$4,740,554
Flextronics International Ltd. (a)	1,815,500	21,713,380
Intersil Corp., “A”	689,430	17,194,384
MEMC Electronic Materials, Inc. (a)	36,860	2,859,599
National Semiconductor Corp.	516,860	11,815,420
ON Semiconductor Corp. (a)(l)	1,978,290	18,180,485
SanDisk Corp. (a)	251,980	9,434,131
Varian Semiconductor Equipment Associates, Inc. (a)	223,030	9,257,975

		$95,195,928
Energy - Independent – 1.4%
CONSOL Energy, Inc.	241,000	$14,286,480
Tesoro Corp.	80,080	3,938,334

		$18,224,814
Energy - Integrated – 2.8%
Hess Corp.	488,923	$34,821,096
Food & Beverages – 0.9%
Pepsi Bottling Group, Inc.	265,380	$11,323,765
Food & Drug Stores – 2.2%
Kroger Co.	963,012	$27,686,595
Gaming & Lodging – 3.2%
International Game Technology	679,940	$29,686,180
Royal Caribbean Cruises Ltd.	261,990	10,626,314

		$40,312,494
Health Maintenance Organizations – 2.3%
Humana, Inc. (a)	381,987	$29,424,459
Insurance – 2.8%
Ace Ltd.	194,820	$11,656,081
Aspen Insurance Holdings Ltd.	247,240	7,120,512
Genworth Financial, Inc., “A”	652,060	17,110,054

		$35,886,647
Leisure & Toys – 1.1%
Electronic Arts, Inc. (a)	242,500	$13,626,075
Machinery & Tools – 6.1%
Cummins, Inc.	170,270	$19,904,563
Eaton Corp.	273,010	24,382,523
Kennametal, Inc.	74,200	5,791,310
Parker Hannifin Corp.	66,350	5,270,181
Timken Co.	679,820	21,679,460

		$77,028,037
Medical & Health Technology & Services – 3.2%
Express Scripts, Inc. (a)	263,240	$17,834,510
HLTH Corp. (a)	1,092,104	15,278,535
Patterson Cos., Inc. (a)	206,700	6,651,606

		$39,764,651

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.9%
Advanced Medical Optics, Inc. (a)	385,760	$9,728,867
Cooper Cos., Inc.	78,410	3,373,982
DENTSPLY International, Inc.	191,170	8,178,253
St. Jude Medical, Inc. (a)	244,400	9,714,900
Zimmer Holdings, Inc. (a)	284,500	18,415,685

		$49,411,687
Metals & Mining – 0.6%
Cleveland-Cliffs, Inc. (l)	79,890	$7,206,078
Natural Gas - Pipeline – 2.6%
Williams Cos., Inc.	956,740	$33,208,445
Network & Telecom – 0.9%
QLogic Corp. (a)	852,700	$11,528,504
Oil Services – 6.3%
Cameron International Corp. (a)	227,190	$21,180,924
Noble Corp.	606,120	31,597,036
Pride International, Inc.	221,700	7,309,449
Smith International, Inc.	136,990	8,592,013
Transocean, Inc.	78,676	10,801,431

		$79,480,853
Other Banks & Diversified Financials – 0.9%
Northern Trust Corp.	135,500	$10,974,145
Personal Computers & Peripherals – 1.5%
Nuance Communications, Inc. (a)	954,060	$19,252,931
Pharmaceuticals – 2.5%
Allergan, Inc.	285,950	$19,170,088
Endo Pharmaceuticals Holdings, Inc. (a)	444,997	12,197,368

		$31,367,456
Printing & Publishing – 0.6%
Dun & Bradstreet Corp.	89,380	$7,975,377
Railroad & Shipping – 0.7%
Kirby Corp.	191,200	$9,190,984
Restaurants – 3.0%
Darden Restaurants, Inc.	94,740	$3,769,705
YUM! Brands, Inc.	922,550	34,272,733
		$38,042,438
Specialty Chemicals – 1.6%
Praxair, Inc.	242,900	$20,738,802
Specialty Stores – 2.3%
Advance Auto Parts, Inc.	141,700	$5,095,532
Dick’s Sporting Goods, Inc. (a)	97,620	3,051,601
GameStop Corp., “A” (a)	353,490	20,308,001

		$28,455,134
Telecommunications - Wireless – 0.4%
NII Holdings, Inc. “B” (a)	86,620	$4,777,959
Telephone Services – 1.0%
Embarq Corp.	248,622	$12,667,291
Tobacco – 1.1%
Loews Corp.	157,400	$14,000,730

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.9%
Constellation Energy Group, Inc.	115,570	$11,581,270
Mirant Corp. (a)	326,600	12,603,494
NRG Energy, Inc. (a)	285,770	12,113,790

		$36,298,554
Total Common Stocks		$1,221,327,404
Money Market Funds (v) – 3.5%
MFS Institutional Money Market Portfolio, 5.03%, at Net Asset Value	43,632,155	$43,632,155
Collateral for Securities Loaned – 0.3%
Morgan Stanley, Repurchase Agreement, 4.59%, dated 11/30/07, due 12/03/07, total to be received $4,207,712 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	4,206,103	$4,206,103

Total Investments		$1,269,165,662
Other Assets, Less Liabilities – (0.4)%		(4,437,370)

Net Assets – 100.0%		$1,264,728,292

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Mid Cap Growth Fund

Supplemental Information (Unaudited) 11/30/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,156,175,807

Gross unrealized appreciation	$164,140,235
Gross unrealized depreciation	(51,150,380)

Net unrealized appreciation (depreciation)	$112,989,855

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds:	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio	—	165,207,823	(121,575,668)	43,632,155

Underlying Funds:	Realized Gain (Loss)	Capital Gain Distributions from Underlying Funds	Dividend Income	Ending Value
MFS Institutional Money
Market Portfolio	$—	$—	$308,789	$43,632,155

MFS® Money Market Fund

11/30/07
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 24.5%
Financial Institutions – 4.0%
Swedbank, 4.88%, 2/11/08	$49,000,000	$49,000,000
Major Banks – 10.2%
Barclays Bank PLC, 4.99%, 1/23/08	$49,291,000	$49,291,000
BNP Paribas, NY, 4.8%, 2/13/08	26,770,000	26,770,000
Royal Bank of Canada, NY, 4.75%, 12/28/07	17,445,000	17,445,000
Bank of Scotland PLC, 4.845%, 2/04/08	31,980,000	31,980,000

		$125,486,000
Other Banks & Diversified Financials – 10.3%
Citibank N.A., 4.93%, 12/20/07	$39,600,000	$39,600,000
DEPFA Bank PLC, 5.125%, 1/23/08	34,125,000	34,125,000
Fortis Bank, NY, 4.82%, 2/07/08	48,910,000	48,910,000
UBS AG, Stamford, CT, 5.605%, 1/10/08	5,000,000	5,000,000
		$127,635,000

Total Certificates of Deposit, at Amortized Cost and Value		$302,121,000
Commercial Paper – 66.4% (y)
Automotive – 4.0%
Toyota Motor Credit Corp., 4.65%, due 2/22/08	$14,989,000	$14,828,305
Toyota Motor Credit Corp., 4.68%, due 3/28/08	34,830,000	34,295,709

		$49,124,014
Brokerage & Asset Managers – 12.2%
Goldman Sachs Group, Inc., 4.8%, due 1/31/08	$49,629,000	$49,225,351
Merrill Lynch & Co., Inc., 5%, due 3/20/08	50,982,000	50,203,108
Morgan Stanley, Inc., 5.45%, due 12/21/07	50,674,000	50,520,570

		$149,949,029
Consumer Goods & Services – 1.3%
Procter & Gamble Co., 4.75%, due 12/14/07 (t)	$16,500,000	$16,471,698
Financial Institutions – 8.8%
American Express Credit Corp., 4.71%, due 12/21/07	$48,151,000	$48,025,005
American Express Credit Corp., 4.68%, due 2/08/08	802,000	794,806
Cargill, Inc., 4.75%, due 1/24/08 (t)	2,703,000	2,683,741
Cargill, Inc., 4.74%, due 2/13/08 (t)	7,864,000	7,787,378
General Electric Capital Corp., 5.17%, due 1/23/08	5,655,000	5,611,958
General Electric Capital Corp., 4.62%, due 2/22/08	43,673,000	43,207,810
General Electric Capital Corp., 4.65%, due 3/27/08	310,000	305,315

		$108,416,013
Food & Beverages – 5.7%
Archer Daniels Midland Co., 4.5%, due 1/29/08 (t)	$49,655,000	$49,288,794
Coca-Cola Co., 4.97%, due 12/13/07 (t)	20,584,000	20,549,899

		$69,838,693
Insurance – 4.0%
AIG Funding, Inc., 4.85%, due 1/11/08 - 2/01/08	$49,530,000	$49,118,867

		$49,118,867
Major Banks – 24.0%
ABN Amro North America Finance, Inc., 5.105%, due 1/10/08	$49,733,000	$49,450,903
Abbey National North America LLC, 5.21%, due 12/06/07	31,587,000	31,564,143
BNP Paribas Finance, Inc., 4.663%, due 1/14/08	2,739,000	2,723,390
Bank of America Corp., 4.94%, due 12/21/07	50,152,000	50,014,361
HBOS Treasury Services PLC, 5.05%, due 12/13/07	17,000,000	16,971,383
JPMorgan Chase & Co., 5.03%, due 1/22/08	50,586,000	50,218,465
Natexis Banques Populaires, 4.995%, due 12/03/07	49,287,000	49,273,323

1

MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) – continued
Major Banks – continued
Societe Generale North America, Inc., 5.155%, due 1/09/08	$45,935,000	$45,678,472

		$295,894,440
Other Banks & Diversified Financials – 6.4%
Citigroup Funding, Inc., 4.88%, due 2/25/08	$9,144,000	$9,037,401
DEPFA Bank PLC, 4.98%, due 12/21/07 (t)	15,200,000	15,157,947
Dexia Delaware LLC, 5.02%, due 12/07/07	33,932,000	33,903,610
UBS Financial Delaware LLC, 5.33%, due 2/19/08	21,027,000	20,777,947
		$78,876,905

Total Commercial Paper, at Amortized Cost and Value		$817,689,659
Repurchase Agreements – 9.0%
Merrill Lynch, 4.62%, dated 11/30/07, due 12/03/07, total to be received $ 110,387,483
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account), at Cost	$110,345,000	$110,345,000

Total Investments, at Amortized Cost and Value		$1,230,155,659
Other Assets, Less Liabilities – 0.1%		1,451,136

Net Assets – 100.0%		$1,231,606,795

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $1,230,155,659.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: January 16, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 16, 2008

*	Print name and title of each signing officer under his or her signature.